UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2004

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	 May 4, 2004

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	17

Form 13F Information Table Value Total:	$384,733,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name




             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------
ADVANCED MICRO	COM	7903107	3732	230000	SH		SOLE		230000	0	0
BANCO ITAU ADR	SP ADR 500 PFD	059602201	29722	636569	SH		SOLE		519428	0	117141
CEMEX	SP ADR 5 ORD	151290889	79052	2650985	SH		SOLE		2160708	0	490277
GRUPO TV	SP ADR REP ORD	40049J206	27749	586168	SH		SOLE		476990	0	109178
INCO LTD	COM  	453258402	6214	179456	SH		SOLE		153046	0	26410
KB HOME	COM	48666K109	12556	155400	SH		SOLE		155400	0	0
KOOKMIN BK 	SP ADR	50049M109	65378	1615873	SH		SOLE		1325902	0	289971
LEGG MASON	COM	524901105	3633	39166	SH		SOLE		39166	0	0
LENNER CORP	CL A	526057104	11924	220700	SH		SOLE		220700	0	0
NEKTAR THERAPEUTICS	COM	640268108	4046	187500	SH		SOLE		187500	0	0
NOKIA CORP	SP ADR	654902204	7461	367931	SH		SOLE		332401	0	35530
PETROBRAS ADR	SP ADR	71654V408	65648	1959646	SH		SOLE		1595869	0	363777
PLACER DOME INC	COM	725906101	3541	197053	SH		SOLE		168182	0	28871
SK TELECOM LTD	SP ADR	78440P108	38306	1798429	SH		SOLE		1482209	0	316220
STANDARD PAC CORP NEW	COM	85375C101	12846	214100	SH		SOLE		214100	0	0
TAIWAN SEMI 	SP ADR	874039100	9282	889120	SH		SOLE		889120	0	0
TRANSMETA CORP	COM	89376R109	3643	920000	SH		SOLE		920000	0	0